ADVISORS DISCIPLINED TRUST 498

                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, the deferred sales fee will be paid in three monthly installments on September 20, 2010, October 20, 2010 and January 3, 2011.

     In addition, effective July 1, 2010, the table after the second paragraph under "Understanding Your Investment--How the Trust Works--How We Distribute Units" is replaced with the following table:

            INITIAL OFFERING PERIOD SALES                   VOLUME
               DURING CALENDAR QUARTER                    CONCESSION
          ----------------------------------------------------------

          Less than $5,000,000                              0.000%
          $5,000,000 but less than $10,000,000              0.050
          $10,000,000 but less than $25,000,000             0.075
          $25,000,000 but less than $50,000,000             0.100
          $50,000,000 but less than $75,000,000             0.110
          $75,000,000 but less than $100,000,000            0.120
          $100,000,000 but less than $250,000,000           0.130
          $250,000,000 but less than $500,000,000           0.140
          $500,000,000 but less than $750,000,000           0.150
          $750,000,000 but less than $1,000,000,000         0.160
          $1,000,000,000 but less than $1,250,000,000       0.170
          $1,250,000,000 or more                            0.175


     Supplement Dated:  July 1, 2010



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